Subordinated liabilities - Narrative (Details) € in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 5,986	£ 15,381	£ 9,099
Redemption of subordinated debt	7,431	8,367	£ 7,241
Dated subordinated liabilities	36,339	38,236
Notional contract amount	64,625,859	52,342,870
Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	649	573
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	409
Dated subordinated liabilities	36,339	38,236
Barclays Bank PLC loans issued intra-group to Barclays PLC | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	4,967
Redemption of subordinated debt	6,800
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m) | Fixed-to-Floating Interest Rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 676
Interest rate	7.119%			7.119%	7.119%	7.119%	7.119%	7.119%	7.119%	7.119%
USD Floating Rate Notes | Floating interest rate | Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 315
Redemption of subordinated debt	194
JPY Floating Rate Notes | Floating interest rate | Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	28
Redemption of subordinated debt	28
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m) | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	202
Notional contract amount | $				$ 295,000,000
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m) | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	94
Notional contract amount | $				$ 167,000,000
EUR Subordinated Floating Rate Notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 43
GBP 9.5% subordinated bonds | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%			9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Redemption of subordinated debt	£ 40
USD Junior Undated Floating Rate Notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 30
6.125% Undated Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%			6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Maturity period	5 years
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 24,880	26,472
Various subordinated loans | USD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $				$ 22,675,000,000
Various subordinated loans | EUR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €						€ 6,782
Various subordinated loans | GBP | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount	250
Various subordinated loans | JPY | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | ¥					¥ 102,100
Various subordinated loans | AUD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $							$ 1,890
Various subordinated loans | NOK | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | kr								kr 220
Various subordinated loans | CAD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $									$ 450
Various subordinated loans | CHF | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | SFr										SFr 260
Various subordinated loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	458	677
Various subordinated loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 5,632	£ 8,042